Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Present Value of unfunded obligation	$ 3,424	$ 2,458
Total	$ 3,424	$ 2,458